Fair Value Measurement (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes Payable, Fair Value Disclosure	$ 1,221	$ 1,203
Long-term Debt		1,203	$ 1,205
Long-term Debt, Fair Value		1,243	909
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes Payable, Fair Value Disclosure	0	0
Long-term Debt, Fair Value		0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes Payable, Fair Value Disclosure	1,341	1,243
Long-term Debt, Fair Value		1,243	909
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes Payable, Fair Value Disclosure	$ 0	0
Long-term Debt, Fair Value		$ 0	$ 0
Energy Related Derivative [Member] | Maximum [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets				$ 1	$ 1